INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	$ 0.0	$ 568.0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (in percent)	8.40%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (in percent)	9.70%
Civil Aviation, and Defense and Security
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections (in years)	5 years
Estimated growth rate (in percent)	2.00%
Civil Aviation, and Defense and Security | Revenue
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Civil Aviation, and Defense and Security | Financial forecast of profit (loss) for cash-generating unit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Civil Aviation, and Defense and Security | Discount rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Defense and Security
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill		568.0
Discontinued operations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 0.0	4.1
Impairment of goodwill		0.0
Cost of sales
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	97.7	92.3
Research and development expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	34.8	32.8
Selling, general and administrative expenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 0.0	$ 0.2